Taxation - Summary of Deferred Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	$ 23,589	$ 29,362
(Charge)/credit to income	(2,060)	(4,818)
Currency translation differences	190	(941)
Other comprehensive income	122	(530)
Other movements	(2,218)	516
Deferred tax asset, Ending balance	19,623	23,589
Deferred tax liability, Beginning Balance	(31,960)	(29,483)
Credit/(charge) to income	1,713	(1,687)
Currency translation differences	54	837
Other comprehensive income	(96)	(848)
Other movements	1,773	(779)
Deferred tax liability, Ending Balance	(28,516)	(31,960)
Deferred tax liability (asset)	(8,893)	(8,371)
Deferred tax asset	6,454	7,815
Deferred tax liability	(15,347)	(16,186)
Decommissioning and other provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	6,049	6,562
(Charge)/credit to income	61	(217)
Currency translation differences	89	(303)
Other comprehensive income	0	0
Other movements	1,378	7
Deferred tax asset, Ending balance	7,577	6,049
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	4,290	4,993
(Charge)/credit to income	(680)	(1,261)
Currency translation differences	18	(63)
Other comprehensive income	0	0
Other movements	(2,044)	621
Deferred tax asset, Ending balance	1,584	4,290
Deferred tax liability, Beginning Balance	(24,818)	(23,144)
Credit/(charge) to income	2,109	(1,503)
Currency translation differences	(173)	380
Other comprehensive income	(3)	4
Other movements	889	(555)
Deferred tax liability, Ending Balance	(21,996)	(24,818)
Tax losses and credits carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	6,446	10,518
(Charge)/credit to income	(2,025)	(3,434)
Currency translation differences	66	(426)
Other comprehensive income	(5)	18
Other movements	(202)	(230)
Deferred tax asset, Ending balance	4,280	6,446
Retirement benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	1,977	2,744
(Charge)/credit to income	27	(66)
Currency translation differences	28	(40)
Other comprehensive income	104	(618)
Other movements	(386)	(43)
Deferred tax asset, Ending balance	1,750	1,977
Deferred tax liability, Beginning Balance	(3,189)	(2,736)
Credit/(charge) to income	(228)	93
Currency translation differences	227	287
Other comprehensive income	(90)	(870)
Other movements	400	37
Deferred tax liability, Ending Balance	(2,880)	(3,189)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	4,827	4,545
(Charge)/credit to income	557	160
Currency translation differences	(11)	(109)
Other comprehensive income	23	70
Other movements	(964)	161
Deferred tax asset, Ending balance	4,432	4,827
Deferred tax liability, Beginning Balance	(3,953)	(3,603)
Credit/(charge) to income	(168)	(277)
Currency translation differences	0	170
Other comprehensive income	(3)	18
Other movements	484	(261)
Deferred tax liability, Ending Balance	$ (3,640)	$ (3,953)